Oak Ridge Dividend Growth Fund
SUMMARY SECTION - OAK RIDGE DIVIDEND GROWTH FUND
Investment Objective
The investment objective of the Oak Ridge Dividend Growth Fund (the "Fund") is current income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 62 of this Prospectus and in "APPENDIX A – Waivers and Discounts Available from Intermediaries" of the Prospectus.

Shareholder Fees<br /> (fees paid directly from your investment)
Shareholder Fees - Oak Ridge Dividend Growth Fund - USD ($)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	none
Redemption fee (as a percentage of amount redeemed)	none		none
Wire fee	$ 20		$ 20
Overnight check delivery fee	25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15
[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses<br /> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oak Ridge Dividend Growth Fund		Class A Shares	Class I Shares
Management fees		0.75%	0.75%
Distribution (Rule 12b-1) fee		0.25%	none
Shareholder servicing fee		0.06%	0.06%
All other expenses		2.12%	2.12%
Other expenses		2.18%	2.18%
Total annual fund operating expenses		3.18%	2.93%
Fees waived and/or expenses reimbursed		(1.93%)	(1.93%)
Total annual fund operating expenses after waiving fees and/or reimbursing expense	[1]	1.25%	1.00%
[1]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until September 30, 2028, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested by the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oak Ridge Dividend Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	695	949	1,222	1,999
Class I Shares	102	318	552	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that have a record of paying dividends over at least a trailing one-year period. The Fund will invest primarily in large cap U.S. companies with market capitalizations of $5 billion or higher at the time of initial purchase.

The Fund's equity investments include common stock, and can include preferred stock, depository receipts, exchange-traded funds ("ETFs"), rights and warrants. The Fund may also invest in ADRs. The Fund will invest in a diversified portfolio of securities typically spread across many economic sectors.

The Fund's advisor uses a bottom-up approach that involves quantitative and qualitative review of companies to seek to identify those exhibiting consistent dividend payments and favorable fundamentals, including a dividend payout ratio and earnings growth, that indicate an ability to sustain above average growth in dividends. The Fund's advisor seeks a dividend yield that will be comparable to the S&P 500 Index average yield, with each stock evaluated as having the potential to increase future dividends at a rate above the S&P 500 Index. In addition, the Fund's advisor uses a "growth" style of management and seeks to identify companies with: consistent earnings growth, rising earnings estimates, healthy forecasted earnings growth and reasonable valuations.

Principal Risks of Investing

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund's foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk. The value of your investment depends on the judgment of the Fund's advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company's creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of May 31, 2018, 28.5% of the Fund's assets were invested in the information technology sector. Performance of companies in the information technology sector may be adversely impacted by many factors, including, among others, intense competition, consumer preferences, problems with product compatibility and government regulation.

Warrants and Rights Risk. Warrants and rights may lack a liquid secondary market for resale. The prices of warrants and rights may fluctuate as a result of speculation or other factors. Warrants and rights can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants and rights do not necessarily move in tandem with the prices of their underlying securities and are highly volatile and speculative investments. If a warrant or right expires without being exercised, the Fund will lose any amount paid for the warrant or right.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I shares from year to year and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund's website, www.oakridgeinvest.com, or by calling the Fund at 855-551-5521.

<u>Calendar-Year Total Return (before taxes) for Class I shares</u> For each calendar year at NAV

The year-to-date return as of June 30, 2018, was 2.12%.

Class I
Highest Calendar Quarter Return at NAV (non-annualized)	7.52%	Quarter ended 12/31/2017
Lowest Calendar Quarter Return at NAV (non-annualized)	(7.10)%	Quarter ended 09/30/2015

Average Annual Total Returns<br /> (for periods ended December 31, 2017)
Average Annual Total Returns - Oak Ridge Dividend Growth Fund	1 Year	Since Inception	Inception Date
Class A Shares	13.27%	10.30%	Jun. 28, 2013
Class I Shares	20.56%	12.26%	Jun. 28, 2013
Class I Shares | After Taxes on Distributions	20.19%	11.71%	Jun. 28, 2013
Class I Shares | After Taxes on Distributions and Sales	11.91%	9.65%	Jun. 28, 2013
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	21.83%	14.32%	Jun. 28, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I shares.